Consolidated Schedule of Investments (unaudited) March 31, 2021	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Automobiles — 2.5%
Arrival Group, (Acquired 03/23/21, Cost: $6,054,719)(a)	835,013	$12,762,137
Tesla, Inc.(b)(c)	28,792	19,231,041

		31,993,178

Diversified Consumer Services — 0.8%
Chegg, Inc.(b)(c)	120,357	10,309,781

Diversified Financial Services(a) — 0.6%
Linklogis, Inc., Class B, (Acquired 03/31/21, Cost: $2,624,480)	1,149,000	2,624,480
TransferWise, (Acquired 06/03/19, Cost: $2,471,478)(d)	27,945	5,181,282

		7,805,762

Electrical Equipment — 0.4%
Shoals Technologies Group, Inc., Class A(b)(c)	150,565	5,236,651

Electronic Equipment, Instruments & Components — 0.8%
Samsung SDI Co. Ltd.	18,473	10,862,530

Entertainment(b) — 3.1%
Activision Blizzard, Inc.	108,823	10,120,539
NetEase, Inc., ADR	77,307	7,982,721
Netflix, Inc.(c)	12,744	6,648,035
Roku, Inc.(c)	45,378	14,782,791

		39,534,086

Health Care Technology — 0.5%
Teladoc Health, Inc.(b)(c)	37,308	6,780,729

Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc., Class A(b)(c)	20,734	3,896,748

Interactive Media & Services — 10.7%
Alphabet, Inc., Class A(b)(c)	14,848	30,624,297
Baidu, Inc., ADR(c)	31,597	6,873,927
Facebook, Inc., Class A(b)(c)	59,113	17,410,552
Kakao Corp.	53,083	23,429,776
Snap, Inc., Class A(b)(c)	303,479	15,868,917
Tencent Holdings Ltd.	296,700	23,678,890
Yandex NV, Class A(b)(c)	162,287	10,396,105
ZoomInfo Technologies, Inc., Class A(b)(c)	208,111	10,176,628

		138,459,092

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(b)(c)	10,322	31,937,094
Delivery Hero SE(c)(e)	88,059	11,413,959
Ensogo Ltd.(c)(d)	173,282	1
Jasper Infotech Private Ltd., Series I, (Acquired 08/18/15, Cost: $1,998,435)(a)(d)	1,054	251,031
JD Health International, Inc., (Acquired 12/01/20, Cost: $7,167,887)(a)	779,400	10,964,286
Meituan, Class B(c)(e)	304,696	11,890,514
MercadoLibre, Inc.(b)(c)	12,046	17,733,399

		84,190,284

IT Services — 18.9%
Adyen NV(c)(e)	4,997	11,150,326
Fiserv, Inc.(b)(c)	77,912	9,274,645
GMO Payment Gateway, Inc.	73,400	9,753,174
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(a)(d)	26,430	30,740,655
Mastercard, Inc., Class A(b)	77,060	27,437,213
MongoDB, Inc.(b)(c)	29,473	7,881,964

Security	Shares	Value

IT Services (continued)
Okta, Inc.(b)(c)	65,447	$14,426,482
Pagseguro Digital Ltd., Class A(b)(c)	150,560	6,970,928
PayPal Holdings, Inc.(b)(c)	103,291	25,083,187
Shopify, Inc., Class A(b)(c)	15,176	16,792,244
Snowflake, Inc., Class A(b)(c)	8,644	1,981,896
Square, Inc., Class A(b)(c)	116,038	26,346,428
StoneCo Ltd., Class A(b)(c)	158,853	9,724,981
Twilio, Inc., Class A(b)(c)	73,112	24,913,645
Visa, Inc., Class A(b)	101,893	21,573,805

		244,051,573

Road & Rail(b)(c) — 1.8%
Lyft, Inc., Class A	190,755	12,051,901
Uber Technologies, Inc.	195,775	10,671,695

		22,723,596

Semiconductors & Semiconductor Equipment — 15.2%
Advanced Micro Devices, Inc.(b)(c)	234,019	18,370,492
ASML Holding NV	38,607	23,688,067
Cree, Inc.(b)(c)	119,471	12,918,399
Inphi Corp.(b)(c)	89,383	15,946,821
Lam Research Corp.(b)	40,107	23,873,291
Marvell Technology Group Ltd.(b)	343,317	16,815,667
Monolithic Power Systems, Inc.(b)	34,560	12,206,938
Qualcomm, Inc.(b)	55,873	7,408,201
Renesas Electronics Corp.(c)	1,105,700	12,106,101
Skyworks Solutions, Inc.(b)	52,394	9,613,251
SOITEC SA(c)	73,604	15,024,661
STMicroelectronics NV	257,458	9,836,271
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	148,761	17,595,451

		195,403,611

Software — 19.8%
Adobe, Inc.(b)(c)	38,188	18,153,430
Atlassian Corp. PLC, Class A(b)(c)	46,274	9,752,708
Autodesk, Inc.(b)(c)	42,883	11,885,023
Avalara, Inc.(b)(c)	78,563	10,482,661
C3.AI, Inc., Class A, (Acquired 12/08/20, Cost: $5,703,600)(a)	188,667	12,200,158
C3.AI, Inc., Class A(b)(c)	75,452	4,973,041
Cadence Design Systems, Inc.(b)(c)	84,545	11,581,820
Coupa Software, Inc.(b)(c)	41,142	10,469,816
Crowdstrike Holdings, Inc., Class A(b)(c)	52,434	9,569,729
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(a)(d)	19,999	3,180,841
Elastic NV(b)(c)	56,525	6,285,580
Intuit, Inc.(b)	27,360	10,480,522
Kingdee International Software Group Co. Ltd.	2,911,000	9,128,862
Microsoft Corp.(b)	192,615	45,412,839
Paycom Software, Inc.(b)(c)	21,310	7,885,979
RingCentral, Inc., Class A(b)(c)	37,761	11,248,247
salesforce.com, Inc.(b)(c)	49,566	10,501,548
ServiceNow, Inc.(b)(c)	29,527	14,766,748
Unity Software, Inc.(b)(c)	82,066	8,232,040
Xero Ltd.(c)	112,503	10,888,705
Zoom Video Communications, Inc., Class A(b)(c)	17,056	5,479,922
Zscaler, Inc.(b)(c)	72,711	12,482,297

		255,042,516

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 0.6%
Auto1 Group SE(c)(e)	84,139	$4,770,685
Cazoo Ltd., (Acquired 10/08/20, Cost: $1,414,228)(a)(d)	102,926	3,150,040

		7,920,725

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.(b)	390,361	47,682,596

Total Common Stocks — 86.2% (Cost: $350,388,435)		1,111,893,458

Preferred Securities

Preferred Stocks — 12.6%(a)(d)

Diversified Consumer Services — 0.5%
Think & Learn Private Ltd.
(Acquired 09/30/20, Cost: $1,524,948)	997	3,236,386
Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	3,421,415

		6,657,801

Diversified Financial Services — 0.4%
TransferWise
Series A, (Acquired 06/03/19, Cost: $1,004,242)	11,355	2,105,330
Series B, (Acquired 06/03/19, Cost: $288,407)	3,261	604,622
Series C, (Acquired 06/03/19, Cost: $161,315)	1,824	338,188
Series D, (Acquired 06/03/19, Cost: $44,579)	504	93,447
Series E, (Acquired 06/03/19, Cost: $4,688)	53	9,827
TransferWise (Seed Preferred), (Acquired 06/03/19, Cost: $849,295)	9,603	1,780,492

		4,931,906

Electrical Equipment — 0.5%
Credo Technology Group Holding Ltd.
Series D, (Acquired 03/20/20, Cost: $5,000,001)	1,001,382	5,818,029
Series D+, (Acquired 01/22/20, Cost: $404,498)	69,679	404,835

		6,222,864

Food Products — 0.3%
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $2,999,887)	90,750	3,477,540

IT Services — 2.9%
Ant Group Co., Ltd, Series C, (Acquired 05/18/18, Cost: $6,492,863)	1,157,373	8,009,021
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945)	94,117	7,999,945
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	2,999,391
TRAX Ltd.
Series D, (Acquired 02/18/21, Cost: $1,999,989)	38,361	2,030,064
Series E, (Acquired 09/12/19, Cost: $4,000,013)	106,667	5,644,818
Trumid Holdings LLC(f)
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	2,544,190
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	2,544,190
Xiaoju Kuaizhi, Inc., Series A-17, (Acquired 07/28/15, Cost: $3,016,964)	110,003	5,992,964

		37,764,583

Security	Shares	Value

Road & Rail — 0.2%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	275	$3,089,156

Semiconductors & Semiconductor Equipment — 2.5%
Innovium, Inc.
Series E, (Acquired 08/21/19, Cost: $3,000,003)	353,478	3,428,737
Series F, (Acquired 06/10/20, Cost: $2,999,996)	296,062	3,209,312
Nuvia, Inc., Series B, (Acquired 09/17/20, Cost: $2,999,998)	935,352	7,707,300
Psiquantum Corp., Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	3,249,914
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,126)	187,300	14,566,321

		32,161,584

Software — 3.7%
Avidxchange, Inc., (Acquired 07/29/20, Cost: $2,022,088)	41,257	2,229,941
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)	93,135	14,813,122
Series G, (Acquired 02/01/21, Cost: $4,500,001)	25,371	4,035,258
DataRobot, Inc.
Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	3,086,291
Series F, (Acquired 03/01/21, Cost: $583,275)	38,789	524,427
GitLab, Inc., Series E, (Acquired 09/10/19, Cost: $2,915,501)	156,500	6,349,205
Online Ventures Pty Ltd., Series C, (Acquired 01/21/20, Cost: $6,160,136)	53,642	7,317,176
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,416)	7,027	7,695,830
Series C, (Acquired 09/18/20, Cost: $1,303,260)	1,190	1,303,264

		47,354,514

Specialty Retail — 0.7%
Cazoo Ltd.
Series A, (Acquired 10/08/20, Cost: $46,195)	3,362	102,894
Series B, (Acquired 10/08/20, Cost: $808,325)	58,829	1,800,456
Series C, (Acquired 10/08/20, Cost: $16,392)	1,193	36,511
Series D, (Acquired 10/08/20, Cost: $2,887,649)	210,160	6,431,926

		8,371,787

Technology Hardware, Storage & Peripherals — 0.9%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $9,999,959)	91,262	11,998,891

Total Preferred Stocks — 12.6%		162,030,626

Total Preferred Securities — 12.6%
(Cost: $114,940,032)		162,030,626

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0)(a)(d)	17,065	134,984

Total Warrants — 0.0%
(Cost: $ — )		134,984

Total Long-Term Investments — 98.8% (Cost: $465,328,467)		1,274,059,068

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)	18,792,968	$18,792,968

Total Short-Term Securities — 1.4%
(Cost: $18,792,968)		18,792,968

Total Investments Before Options Written — 100.2%
(Cost: $484,121,435)		1,292,852,036

Options Written — (0.6)%
(Premiums Received: $(14,215,964))		(7,841,645)

Total Investments, Net of Options Written — 99.6% (Cost: $469,905,471)		1,285,010,391
Other Assets Less Liabilities — 0.4%		4,714,550

Net Assets — 100.0%		$1,289,724,941

(a)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $243,220,520, representing 18.86% of its net assets as of period end, and an original cost of $151,307,313.

(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$9,266,737	$9,526,231	(a)	$—	$—	$—	$18,792,968	18,792,968	$896		$—
SL Liquidity Series, LLC, Money Market Series	—	—		—	—	—	—	—	2,282	(b)	—

					$—	$—	$18,792,968		$3,178		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Facebook, Inc., Class A	9	04/01/21	USD	280.00	USD	265	$(13,545)
Lyft, Inc., Class A	90	04/01/21	USD	62.00	USD	569	(13,455)
MasterCard, Inc., Class A	30	04/01/21	USD	342.50	USD	1,068	(42,375)
Okta, Inc.	47	04/01/21	USD	277.50	USD	1,036	(1,739)
RingCentral, Inc., Class A	38	04/01/21	USD	415.00	USD	1,132	(1,900)
Uber Technologies, Inc.	156	04/01/21	USD	64.50	USD	850	(156)
Activision Blizzard, Inc.	77	04/09/21	USD	97.00	USD	716	(1,964)
Adobe, Inc.	30	04/09/21	USD	500.00	USD	1,426	(3,690)
Airbnb, Inc., Class A	33	04/09/21	USD	215.00	USD	620	(1,848)
Alphabet, Inc., Class A	10	04/09/21	USD	2,120.00	USD	2,063	(10,100)
Apple, Inc.	116	04/09/21	USD	132.00	USD	1,417	(754)
Autodesk, Inc.	34	04/09/21	USD	297.50	USD	942	(1,258)
Cree, Inc.	113	04/09/21	USD	125.00	USD	1,222	(56,500)
Crowdstrike Holdings, Inc., Class A	40	04/09/21	USD	235.00	USD	730	(300)
Intuit, Inc.	18	04/09/21	USD	400.00	USD	690	(2,340)

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued)	BlackRock Science and Technology Trust (BST)
March 31, 2021

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Lam Research Corp.	28	04/09/21	USD	592.50	USD	1,667	$(51,100)
Lyft, Inc., Class A	93	04/09/21	USD	62.00	USD	588	(23,157)
Marvell Technology Group Ltd.	155	04/09/21	USD	52.00	USD	759	(4,573)
MasterCard, Inc., Class A	39	04/09/21	USD	362.50	USD	1,389	(9,965)
MercadoLibre, Inc.	23	04/09/21	USD	1,775.00	USD	3,386	(9,890)
Microsoft Corp.	111	04/09/21	USD	240.00	USD	2,617	(18,870)
MongoDB, Inc.	54	04/09/21	USD	407.50	USD	1,444	(16,740)
Netflix, Inc.	15	04/09/21	USD	575.00	USD	863	(585)
Okta, Inc.	48	04/09/21	USD	280.00	USD	1,058	(5,232)
Roku, Inc.	20	04/09/21	USD	430.00	USD	652	(320)
ServiceNow, Inc.	16	04/09/21	USD	535.00	USD	800	(1,880)
Shopify, Inc., Class A	12	04/09/21	USD	1,270.00	USD	1,328	(1,620)
Snap, Inc., Class A	15	04/09/21	USD	70.00	USD	78	(113)
Snap, Inc., Class A	15	04/09/21	USD	69.50	USD	78	(210)
Snap, Inc., Class A	35	04/09/21	USD	65.00	USD	183	(508)
Square, Inc., Class A	113	04/09/21	USD	250.00	USD	2,566	(12,769)
StoneCo. Ltd., Class A	85	04/09/21	USD	85.00	USD	520	(4,675)
Tesla, Inc.	25	04/09/21	USD	775.00	USD	1,670	(4,538)
Twilio, Inc., Class A	27	04/09/21	USD	425.00	USD	920	(540)
Visa, Inc., Class A	37	04/09/21	USD	217.50	USD	783	(3,608)
Yandex NV, Class A	41	04/09/21	USD	67.50	USD	263	(1,333)
Yandex NV, Class A	52	04/09/21	USD	69.00	USD	333	(650)
Zoom Video Communications, Inc., Class A	61	04/09/21	USD	415.00	USD	1,960	(1,525)
Zscaler, Inc.	65	04/09/21	USD	215.00	USD	1,116	(6,825)
Activision Blizzard, Inc.	130	04/16/21	USD	105.00	USD	1,209	(1,430)
Adobe, Inc.	28	04/16/21	USD	495.00	USD	1,331	(10,710)
Advanced Micro Devices, Inc.	160	04/16/21	USD	95.00	USD	1,256	(1,440)
Alphabet, Inc., Class A	11	04/16/21	USD	2,120.00	USD	2,269	(19,085)
Amazon.com, Inc.	6	04/16/21	USD	3,250.00	USD	1,856	(6,645)
Apple, Inc.	95	04/16/21	USD	136.25	USD	1,160	(998)
Avalara, Inc.	124	04/16/21	USD	180.00	USD	1,655	(2,480)
C3.AI, Inc., Class A	50	04/16/21	USD	165.00	USD	330	(750)
C3.AI, Inc., Class A	49	04/16/21	USD	105.00	USD	323	(1,470)
Cadence Design Systems, Inc.	271	04/16/21	USD	150.00	USD	3,712	(10,162)
Chegg, Inc.	212	04/16/21	USD	125.00	USD	1,816	(1,060)
Coupa Software, Inc.	38	04/16/21	USD	370.00	USD	967	(5,320)
Cree, Inc.	113	04/16/21	USD	125.00	USD	1,222	(7,063)
Crowdstrike Holdings, Inc., Class A	41	04/16/21	USD	230.00	USD	748	(697)
Elastic NV	98	04/16/21	USD	175.00	USD	1,090	(490)
Facebook, Inc., Class A	20	04/16/21	USD	287.50	USD	589	(26,000)
Fiserv, Inc.	91	04/16/21	USD	130.00	USD	1,083	(865)
Inphi Corp.	151	04/16/21	USD	170.00	USD	2,694	(145,715)
Intuit, Inc.	19	04/16/21	USD	400.00	USD	728	(5,795)
Intuit, Inc.	37	04/16/21	USD	385.00	USD	1,417	(27,380)
Lyft, Inc., Class A	94	04/16/21	USD	60.00	USD	594	(41,360)
Marvell Technology Group Ltd.	155	04/16/21	USD	55.00	USD	759	(5,425)
MasterCard, Inc., Class A	38	04/16/21	USD	360.00	USD	1,353	(20,520)
Microsoft Corp.	42	04/16/21	USD	245.00	USD	990	(5,775)
MongoDB, Inc.	12	04/16/21	USD	410.00	USD	321	(240)
Netflix, Inc.	15	04/16/21	USD	530.00	USD	795	(14,250)
Pagseguro Digital Ltd., Class A	145	04/16/21	USD	60.00	USD	671	(1,450)
Paycom Software, Inc.	33	04/16/21	USD	420.00	USD	1,221	(2,723)
PayPal Holdings, Inc.	144	04/16/21	USD	260.00	USD	3,497	(27,936)
RingCentral, Inc., Class A	18	04/16/21	USD	410.00	USD	536	(810)
Roku, Inc.	106	04/16/21	USD	485.00	USD	3,453	(2,650)
ServiceNow, Inc.	42	04/16/21	USD	590.00	USD	2,100	(7,770)
Shoals Technologies Group Inc., Class A	131	04/16/21	USD	45.00	USD	456	(3,930)
Shoals Technologies Group Inc., Class A	132	04/16/21	USD	50.00	USD	459	(3,300)
Shopify, Inc., Class A	9	04/16/21	USD	1,480.00	USD	996	(675)
Snap, Inc., Class A	583	04/16/21	USD	65.00	USD	3,049	(24,486)
Snowflake, Inc., Class A	30	04/16/21	USD	265.00	USD	688	(4,050)
Square, Inc., Class A	114	04/16/21	USD	260.00	USD	2,588	(15,504)

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Teladoc Health, Inc.	49	04/16/21	USD	300.00	USD	891	$(319)
Tesla, Inc.	22	04/16/21	USD	830.00	USD	1,469	(3,927)
Twilio, Inc., Class A	85	04/16/21	USD	450.00	USD	2,896	(2,253)
Unity Software, Inc.	143	04/16/21	USD	144.00	USD	1,434	(115)
ZoomInfo Technologies, Inc., Class A	406	04/16/21	USD	65.00	USD	1,985	(6,090)
Zscaler, Inc.	66	04/16/21	USD	220.00	USD	1,133	(1,980)
Advanced Micro Devices, Inc.	180	04/23/21	USD	85.00	USD	1,413	(16,110)
Airbnb, Inc., Class A	22	04/23/21	USD	210.00	USD	413	(6,743)
Alphabet, Inc., Class A	14	04/23/21	USD	2,085.00	USD	2,888	(55,860)
Amazon.com, Inc.	16	04/23/21	USD	3,250.00	USD	4,951	(31,640)
Apple, Inc.	78	04/23/21	USD	128.00	USD	953	(9,399)
Atlassian Corp. PLC, Class A	73	04/23/21	USD	237.50	USD	1,539	(15,512)
Autodesk, Inc.	46	04/23/21	USD	285.00	USD	1,275	(25,875)
Crowdstrike Holdings, Inc., Class A	39	04/23/21	USD	240.00	USD	712	(1,931)
Facebook, Inc., Class A	110	04/23/21	USD	285.00	USD	3,240	(174,075)
Fiserv, Inc.	91	04/23/21	USD	132.00	USD	1,083	(1,775)
Lyft, Inc., Class A	73	04/23/21	USD	66.00	USD	461	(13,468)
MasterCard, Inc., Class A	40	04/23/21	USD	390.00	USD	1,424	(2,760)
Microsoft Corp.	55	04/23/21	USD	247.50	USD	1,297	(7,673)
NetEase, Inc., ADR	135	04/23/21	USD	111.00	USD	1,394	(17,887)
Netflix, Inc.	14	04/23/21	USD	565.00	USD	791	(12,180)
Okta, Inc.	17	04/23/21	USD	235.00	USD	375	(7,268)
Qualcomm, Inc.	97	04/23/21	USD	135.00	USD	1,286	(28,227)
RingCentral, Inc., Class A	53	04/23/21	USD	350.00	USD	1,579	(5,698)
ServiceNow, Inc.	45	04/23/21	USD	515.00	USD	2,251	(52,200)
Snap, Inc., Class A	41	04/23/21	USD	60.00	USD	214	(8,303)
Snap, Inc., Class A	30	04/23/21	USD	63.50	USD	157	(4,005)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	34	04/23/21	USD	123.00	USD	402	(9,146)
Teladoc Health, Inc.	46	04/23/21	USD	212.50	USD	836	(7,521)
Tesla, Inc.	13	04/23/21	USD	790.00	USD	868	(9,653)
Twilio, Inc., Class A	27	04/23/21	USD	375.00	USD	920	(16,267)
Uber Technologies, Inc.	117	04/23/21	USD	65.00	USD	638	(2,223)
Visa, Inc., Class A	70	04/23/21	USD	220.00	USD	1,482	(12,495)
Zscaler, Inc.	29	04/23/21	USD	210.00	USD	498	(3,089)
Zscaler, Inc.	108	04/23/21	USD	200.00	USD	1,854	(16,956)
Activision Blizzard, Inc.	95	04/30/21	USD	94.50	USD	884	(19,332)
Adobe, Inc.	26	04/30/21	USD	480.00	USD	1,236	(35,685)
Advanced Micro Devices, Inc.	123	04/30/21	USD	84.50	USD	966	(21,402)
Airbnb, Inc., Class A	17	04/30/21	USD	200.00	USD	320	(11,772)
Apple, Inc.	42	04/30/21	USD	133.00	USD	513	(3,402)
Apple, Inc.	32	04/30/21	USD	126.00	USD	391	(8,960)
Autodesk, Inc.	33	04/30/21	USD	287.50	USD	915	(20,130)
Coupa Software, Inc.	66	04/30/21	USD	300.00	USD	1,680	(19,965)
Crowdstrike Holdings, Inc., Class A	26	04/30/21	USD	210.00	USD	475	(5,759)
Intuit, Inc.	21	04/30/21	USD	390.00	USD	804	(18,375)
Lam Research Corp.	67	04/30/21	USD	580.00	USD	3,988	(261,132)
Lyft, Inc., Class A	219	04/30/21	USD	75.00	USD	1,384	(11,935)
Marvell Technology Group Ltd.	114	04/30/21	USD	60.00	USD	558	(3,021)
Marvell Technology Group Ltd.	184	04/30/21	USD	50.00	USD	901	(35,236)
MercadoLibre, Inc.	21	04/30/21	USD	1,710.00	USD	3,092	(15,750)
Microsoft Corp.	88	04/30/21	USD	237.50	USD	2,075	(56,760)
MongoDB, Inc.	13	04/30/21	USD	300.00	USD	348	(7,410)
NetEase, Inc., ADR	135	04/30/21	USD	109.00	USD	1,394	(27,675)
PayPal Holdings, Inc.	142	04/30/21	USD	262.50	USD	3,448	(57,155)
RingCentral, Inc., Class A	29	04/30/21	USD	370.00	USD	864	(3,190)
Roku, Inc.	11	04/30/21	USD	400.00	USD	358	(3,460)
salesforce.com, Inc.	87	04/30/21	USD	220.00	USD	1,843	(30,015)
Shopify, Inc., Class A	26	04/30/21	USD	1,200.00	USD	2,877	(72,670)
Skyworks Solutions, Inc.	107	04/30/21	USD	187.50	USD	1,963	(73,027)
Snap, Inc., Class A	165	04/30/21	USD	64.00	USD	863	(25,245)
Square, Inc., Class A	205	04/30/21	USD	250.00	USD	4,655	(113,262)
StoneCo. Ltd., Class A	152	04/30/21	USD	73.00	USD	931	(7,980)

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	277	04/30/21	USD	121.00	USD	3,276	$(103,875)
Teladoc Health, Inc.	22	04/30/21	USD	225.00	USD	400	(2,607)
Tesla, Inc.	4	04/30/21	USD	810.00	USD	267	(3,710)
Twilio, Inc., Class A	43	04/30/21	USD	405.00	USD	1,465	(17,522)
Uber Technologies, Inc.	156	04/30/21	USD	63.50	USD	850	(7,722)
Visa, Inc., Class A	51	04/30/21	USD	230.00	USD	1,080	(5,687)
Yandex NV, Class A	245	04/30/21	USD	68.50	USD	1,570	(27,562)
Zoom Video Communications, Inc., Class A	32	04/30/21	USD	380.00	USD	1,028	(9,200)
Activision Blizzard, Inc.	78	05/07/21	USD	98.00	USD	725	(16,302)
Adobe, Inc.	23	05/07/21	USD	500.00	USD	1,093	(17,250)
Advanced Micro Devices, Inc.	356	05/07/21	USD	83.00	USD	2,795	(89,000)
Amazon.Com, Inc.	9	05/07/21	USD	3,195.00	USD	2,785	(64,755)
Apple, Inc.	95	05/07/21	USD	126.00	USD	1,160	(31,112)
Atlassian Corp. PLC, Class A	84	05/07/21	USD	230.00	USD	1,770	(53,340)
Autodesk, Inc.	37	05/07/21	USD	277.50	USD	1,025	(42,550)
Cree, Inc.	93	05/07/21	USD	116.00	USD	1,006	(50,220)
Crowdstrike Holdings, Inc., Class A	37	05/07/21	USD	197.50	USD	675	(22,292)
Marvell Technology Group Ltd.	183	05/07/21	USD	50.00	USD	896	(39,802)
Microsoft Corp.	52	05/07/21	USD	245.00	USD	1,226	(18,044)
Skyworks Solutions, Inc.	76	05/07/21	USD	190.00	USD	1,394	(48,830)
Snap, Inc., Class A	137	05/07/21	USD	55.00	USD	716	(53,430)
Snap, Inc., Class A	41	05/07/21	USD	57.50	USD	214	(12,402)
StoneCo. Ltd., Class A	80	05/07/21	USD	70.00	USD	490	(8,800)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22	05/07/21	USD	119.00	USD	260	(11,110)
Tesla, Inc.	11	05/07/21	USD	700.00	USD	735	(46,117)
Tesla, Inc.	21	05/07/21	USD	745.00	USD	1,403	(54,915)
Twilio, Inc., Class A	30	05/07/21	USD	370.00	USD	1,022	(41,400)
Visa, Inc., Class A	23	05/07/21	USD	215.00	USD	487	(12,995)
Yandex NV, Class A	230	05/07/21	USD	68.00	USD	1,473	(64,400)
Adobe, Inc.	26	05/21/21	USD	490.00	USD	1,236	(35,490)
Alphabet, Inc., Class A	14	05/21/21	USD	2,050.00	USD	2,888	(134,540)
Amazon.com, Inc.	4	05/21/21	USD	3,260.00	USD	1,238	(26,660)
Apple, Inc.	92	05/21/21	USD	140.00	USD	1,124	(8,832)
Apple, Inc.	210	05/21/21	USD	130.00	USD	2,565	(56,595)
Atlassian Corp. PLC, Class A	4	05/21/21	USD	230.00	USD	84	(3,040)
Avalara, Inc.	150	05/21/21	USD	150.00	USD	2,001	(67,500)
Chegg, Inc.	209	05/21/21	USD	99.00	USD	1,790	(47,889)
Coupa Software, Inc.	39	05/21/21	USD	280.00	USD	993	(34,905)
Cree, Inc.	99	05/21/21	USD	120.00	USD	1,071	(49,500)
Elastic NV	99	05/21/21	USD	135.00	USD	1,101	(16,582)
Facebook, Inc., Class A	37	05/21/21	USD	290.00	USD	1,090	(69,097)
Inphi Corp.	161	05/21/21	USD	170.00	USD	2,872	(197,225)
Lam Research Corp.	38	05/21/21	USD	580.00	USD	2,262	(181,355)
Marvell Technology Group Ltd.	410	05/21/21	USD	52.50	USD	2,008	(70,315)
Microsoft Corp.	37	05/21/21	USD	250.00	USD	872	(13,042)
MongoDB, Inc.	24	05/21/21	USD	380.00	USD	642	(4,080)
Monolithic Power Systems, Inc.	118	05/21/21	USD	370.00	USD	4,168	(193,520)
Okta, Inc.	108	05/21/21	USD	260.00	USD	2,381	(32,562)
Pagseguro Digital Ltd., Class A	156	05/21/21	USD	57.50	USD	722	(8,580)
Paycom Software, Inc.	41	05/21/21	USD	430.00	USD	1,517	(32,185)
PayPal Holdings, Inc.	77	05/21/21	USD	250.00	USD	1,870	(86,625)
Qualcomm, Inc.	98	05/21/21	USD	140.00	USD	1,299	(38,465)
Roku, Inc.	21	05/21/21	USD	350.00	USD	684	(45,727)
salesforce.com, Inc.	80	05/21/21	USD	220.00	USD	1,695	(43,800)
Shoals Technologies Group Inc., Class A	263	05/21/21	USD	40.00	USD	915	(71,010)
Shopify, Inc., Class A	11	05/21/21	USD	1,225.00	USD	1,217	(43,560)
Shopify, Inc., Class A	25	05/21/21	USD	1,150.00	USD	2,766	(164,125)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	175	05/21/21	USD	130.00	USD	2,070	(40,687)
Teladoc Health, Inc.	13	05/21/21	USD	195.00	USD	236	(12,935)
Tesla, Inc.	4	05/21/21	USD	830.00	USD	267	(6,090)
Twilio, Inc., Class A	43	05/21/21	USD	400.00	USD	1,465	(45,472)
Uber Technologies, Inc.,	156	05/21/21	USD	60.00	USD	850	(29,796)

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Unity Software, Inc.	140	05/21/21	USD	130.00	USD	1,404	$(24,500)
Visa, Inc., Class A	22	05/21/21	USD	220.00	USD	466	(9,460)
ZoomInfo Technologies, Inc., Class A	346	05/21/21	USD	55.00	USD	1,692	(77,850)

							$(5,352,434)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Kakao Corp.	Morgan Stanley & Co. International PLC	2,000	04/07/21	USD	497,175.00	USD	999,064	$(17,587)
Kingdee International Software Group Co. Ltd.	Morgan Stanley & Co. International PLC	799,000	04/07/21	HKD	33.11	HKD	19,479	(34)
SOITEC SA.	UBS AG	1,500	04/07/21	EUR	177.88	EUR	261	(3,617)
Adyen NV	UBS AG	1,800	04/13/21	EUR	2,059.20	EUR	3,425	(18,098)
SOITEC SA.	Barclays Bank PLC	7,800	04/13/21	EUR	178.09	EUR	1,358	(28,948)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	14,000	04/14/21	JPY	14,516.48	JPY	205,979	(71,483)
Xero Ltd.	UBS AG	18,300	04/14/21	AUD	121.24	AUD	2,332	(106,820)
STMicroelectronics NV	UBS AG	27,400	04/15/21	EUR	33.66	EUR	893	(18,197)
ASML Holding NV	Goldman Sachs International	12,700	04/20/21	EUR	456.15	EUR	6,645	(1,029,504)
Delivery Hero SE.	Morgan Stanley & Co. International PLC	25,400	04/20/21	EUR	112.38	EUR	2,807	(123,699)
Meituan, Class B	Morgan Stanley & Co. International PLC	88,000	04/20/21	HKD	334.13	HKD	26,697	(69,907)
SOITEC SA.	Morgan Stanley & Co. International PLC	8,400	04/20/21	EUR	170.47	EUR	1,462	(77,653)
GMO Payment Gateway, Inc.	Goldman Sachs International	11,700	04/27/21	JPY	14,223.03	JPY	172,140	(96,093)
STMicroelectronics NV	UBS AG	24,100	04/27/21	EUR	30.73	EUR	785	(68,321)
Tencent Holdings Ltd.	Goldman Sachs International	123,900	04/27/21	HKD	715.53	HKD	76,871	(25,548)
Renesas Electronics Corp.	Goldman Sachs International	214,200	04/28/21	JPY	1,224.74	JPY	259,676	(75,011)
Meituan, Class B	Morgan Stanley & Co. International PLC	95,000	04/29/21	HKD	355.59	HKD	28,821	(66,312)
SOITEC SA.	UBS AG	7,500	05/04/21	EUR	169.82	EUR	1,305	(86,078)
Xero Ltd.	UBS AG	21,000	05/04/21	AUD	122.82	AUD	2,676	(132,113)
Kakao Corp.	Morgan Stanley & Co. International PLC	8,000	05/06/21	USD	512,940.00	USD	3,996,255	(108,320)
Kingdee International Software Group Co. Ltd.	Citibank N.A.	416,000	05/06/21	HKD	28.71	HKD	10,142	(41,663)
Samsung SDI Co. Ltd.	Citibank N.A.	6,400	05/06/21	USD	667,185.16	USD	4,259,161	(189,956)
Delivery Hero SE.	Goldman Sachs International	5,500	05/14/21	EUR	113.47	EUR	608	(34,249)

								$(2,489,211)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$19,231,041	$12,762,137	$—	$31,993,178
Diversified Consumer Services	10,309,781	—	—	10,309,781
Diversified Financial Services	—	2,624,480	5,181,282	7,805,762
Electrical Equipment	5,236,651	—	—	5,236,651
Electronic Equipment, Instruments & Components	—	10,862,530	—	10,862,530
Entertainment	39,534,086	—	—	39,534,086
Health Care Technology	6,780,729	—	—	6,780,729
Hotels, Restaurants & Leisure	3,896,748	—	—	3,896,748
Interactive Media & Services	91,350,426	47,108,666	—	138,459,092
Internet & Direct Marketing Retail	49,670,493	34,268,759	251,032	84,190,284
IT Services	192,407,418	20,903,500	30,740,655	244,051,573
Road & Rail	22,723,596	—	—	22,723,596
Semiconductors & Semiconductor Equipment	134,748,511	60,655,100	—	195,403,611
Software	219,643,950	32,217,725	3,180,841	255,042,516
Specialty Retail	4,770,685	—	3,150,040	7,920,725
Technology Hardware, Storage & Peripherals	47,682,596	—	—	47,682,596
Preferred Securities
Preferred Stocks	—	—	162,030,626	162,030,626
Warrants	—	—	134,984	134,984
Short-Term Securities
Money Market Funds	18,792,968	—	—	18,792,968

	$866,779,679	$221,402,897	$204,669,460	$1,292,852,036

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,304,430)	$(2,537,215)	$—	$(7,841,645)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2020	$37,043,595	$124,970,280	$189,763	$162,203,638
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Other(a)	(15,104,799)	15,104,799	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	57,119	—	57,119
Net change in unrealized appreciation (depreciation)(b)	20,565,054	9,870,546	(54,779)	30,380,821
Purchases	—	18,082,601	—	18,082,601
Sales	—	(6,054,719)	—	(6,054,719)

Closing balance, as of March 31, 2021	$42,503,850	$162,030,626	$134,984	$204,669,460

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$20,565,056	$24,195,731	$(54,779)	$44,706,008

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust (BST)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs
Assets
Common Stocks(b)	$42,503,850	Market	Revenue Multiple	6.25x - 42.00x	23.32x
			Recent Transactions	–	–

Preferred Stocks(c)(d)	162,030,626	Income	Discount Rate	17% - 27%	23%
			Exit Multiple	8.75x	–
		Market	Revenue Multiple	2.65x - 42.00x	15.99x
			EBITDA Multiple	19.75x	–
			Volatility	41% - 58%	53%
			Time to Exit	2.5 - 5.0	3.0
			Recent Transactions	–	–

Warrants	134,984	Market	Recent Transactions	–	–

	$204,669,460

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2021, the valuation technique for investments classified as Common Stocks amounting to $3,150,040 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $23,456,969 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $14,087,474 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CONSOLIDATED SCHEDULE OF INVESTMENTS	9